Financial Risk Management (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 12,984,551	₨ 12,863,276
Cash and cash equivalents
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	2,651,085	2,247,975
Other assets
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	350,972	347,189
Trade receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	9,631,400	10,003,960
Other receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	139,122	69,513
Other investments
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 211,972	₨ 194,639